Option Activity Baidu. Inc (Detail) - Parent Company - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share options
Outstanding, December 31, 2017	315,397
Granted	85,159
Exercised	(66,727)
Forfeited/Cancelled	(108,145)
Outstanding, December 31, 2018	225,684	315,397
Vested and expected to vest at December 31, 2018	191,811
Exercisable at December 31, 2018	108,639
Share options
Outstanding, December 31, 2017	$ 1,753
Granted	1,775
Exercised	1,608
Forfeited/Cancelled	1,864
Outstanding, December 31, 2018	1,751	$ 1,753
Vested and expected to vest at December 31, 2018	1,713
Exercisable at December 31, 2018	$ 1,542
Share Option Roll Forward - Weighted-Average Remaining Contractual Life (in years)
Share options Outstanding, December 31, 2017	7 years	8 years
Vested and expected to vest at December 31, 2018	7 years
Exercisable at December 31, 2018	6 years
Share options
Outstanding, December 31, 2017	$ 186
Outstanding, December 31, 2018	40	$ 186
Vested and expected to vest at December 31, 2018	38
Exercisable at December 31, 2018	$ 31